Cover	Apr. 01, 2025
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Apr. 01, 2025
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Leafly Holdings, Inc. /DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39119
Entity Tax Identification Number	84-2266022
Entity Address, State or Province	WA
Entity Address, City or Town	Seattle
Entity Address, Address Line One	600 1st Avenue
Entity Address, Address Line Two	Suite 330
Entity Address, Address Line Three	PMB 88154
Entity Address, Postal Zip Code	98104-2246
City Area Code	(206)
Local Phone Number	455-9504
Title of 12(g) Security	Common Stock, $0.0001 Par Value
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001785592
Amendment Flag	false